Supplement dated October 6, 2020
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Global Strategic Income Fund	5/1/2020
Effective immediately, the portfolio manager information under the caption “Summary of Columbia VP - Global Strategic Income Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Gene Tannuzzo, CFA	Deputy Global Head of Fixed Income and Senior Portfolio Manager	Lead Portfolio Manager	2014
Ryan Staszewski, CFA	Senior Portfolio Manager	Portfolio Manager	2018
Adrian Hilton	Head of Global Rates and Currencies and Head of Emerging Markets Debt	Portfolio Manager	October 2020
The rest of the section remains the same.
Effective immediately, the portfolio manager information under the caption “Portfolio Management - Portfolio Managers” in the “More Information About Columbia VP - Global Strategic Income Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Gene Tannuzzo, CFA	Deputy Global Head of Fixed Income and Senior Portfolio Manager	Lead Portfolio Manager	2014
Ryan Staszewski, CFA	Senior Portfolio Manager	Portfolio Manager	2018
Adrian Hilton	Head of Global Rates and Currencies and Head of Emerging Markets Debt	Portfolio Manager	October 2020
Mr. Tannuzzo joined the Investment Manager in 2003. Mr. Tannuzzo began his investment career in 2003 and earned a B.S.B. and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Staszewski joined Threadneedle, a Participating Affiliate, in 2012 as an investment grade credit analyst and was elevated to his current role as Senior Portfolio Manager in 2015. Mr. Staszewski began his investment career in 2002 and earned a Bachelor of commerce degree in economics and finance from Curtin University, Western Australia.
Mr. Hilton joined Threadneedle, a Participating Affiliate, in 2016 as a fixed income portfolio manager. Prior to joining Threadneedle, he spent eight years as a portfolio manager at Brevan Howard Asset Management. Mr. Hilton began his investment career in 2000 and earned a B.A. in History from the University of Birmingham (U.K.).
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-347 A (10/20)

Supplement dated October 6, 2020
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Emerging Markets Bond Fund	5/1/2020
Effective immediately, the portfolio manager information under the caption “Fund Management” in the "Summary of the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Adrian Hilton	Head of Global Rates and Currencies and Head of Emerging Markets Debt	Lead Portfolio Manager	October 2020
Christopher Cooke	Deputy Portfolio Manager	Portfolio Manager	2017
The rest of the section remains the same.
Effective immediately, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Adrian Hilton	Head of Global Rates and Currencies and Head of Emerging Markets Debt	Lead Portfolio Manager	October 2020
Christopher Cooke	Deputy Portfolio Manager	Portfolio Manager	2017
Mr. Hilton joined Threadneedle, a Participating Affiliate, in 2016 as a fixed income portfolio manager. Prior to joining Threadneedle, he spent eight years as a portfolio manager at Brevan Howard Asset Management. Mr. Hilton began his investment career in 2000 and earned a B.A. in History from the University of Birmingham (U.K.).
Mr. Cooke joined Threadneedle, a Participating Affiliate, in 2008. Prior to becoming Deputy Portfolio Manager in 2017, Mr. Cooke served as a portfolio analyst since 2013 and, prior to that, served as a graduate trainee and business analyst. Mr. Cooke began his investment career in 2008 and earned a BSc in computer science and artificial intelligence from the Aberystwyth University (Wales).
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6536-6 A (10/20)